UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity

Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 6.4%
Honeywell International, Inc.	2,853,897	$326,114,810
Lockheed Martin Corp.	1,177,140	273,543,793
Northrop Grumman Corp.	1,555,372	320,811,029
Raytheon Co.	3,181,869	402,029,148
United Technologies Corp.	445,854	46,533,782

		1,369,032,562
Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	2,043,802	214,742,276
Banks — 14.5%
Bank of America Corp.	34,767,056	506,208,335
Citigroup, Inc.	9,765,458	451,945,396
JPMorgan Chase & Co.	12,258,130	774,713,816
SunTrust Banks, Inc.	8,852,023	369,483,440
US Bancorp	7,823,883	334,001,565
Wells Fargo & Co.	13,360,375	667,751,543

		3,104,104,095
Beverages — 2.0%
Coca-Cola Co.	6,068,337	271,861,498
Diageo PLC	5,630,677	152,231,525

		424,093,023
Biotechnology — 0.2%
AbbVie, Inc.	746,091	45,511,551
Capital Markets — 2.6%
Goldman Sachs Group, Inc.	1,098,158	180,218,709
Invesco Ltd.	4,123,294	127,863,347
Morgan Stanley	9,009,091	243,786,003

		551,868,059
Chemicals — 3.0%
Dow Chemical Co.	5,121,406	269,437,170
E.I. du Pont de Nemours & Co.	4,523,342	298,133,471
Praxair, Inc.	561,554	65,960,133

		633,530,774
Communications Equipment — 2.0%
Motorola Solutions, Inc.	2,432,283	182,883,359
QUALCOMM, Inc.	4,684,927	236,682,512

		419,565,871
Consumer Finance — 0.3%
American Express Co.	967,203	63,284,092
Diversified Financial Services — 0.8%
CME Group, Inc.	1,985,973	182,530,779
Diversified Telecommunication Services — 1.8%
BCE, Inc.	1,385,618	64,999,340
Verizon Communications, Inc.	6,408,352	326,441,451

		391,440,791

Common Stocks	Shares	Value
Electric Utilities — 1.8%
Exelon Corp.	3,329,160	$116,820,225
NextEra Energy, Inc.	2,348,761	276,167,318

		392,987,543
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	505,049	57,307,910
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	1,248,217	100,281,754
Food & Staples Retailing — 1.3%
Kroger Co.	7,861,906	278,232,853
Food Products — 0.7%
Mondelez International, Inc., Class A	2,692,563	115,672,507
Unilever NV — NY Shares (a)	1,011,010	44,504,660

		160,177,167
Health Care Equipment & Supplies — 0.7%
Becton Dickinson & Co.	892,232	143,881,332
Health Care Providers & Services — 5.0%
Aetna, Inc.	2,556,750	287,046,322
Anthem, Inc.	2,144,227	301,842,835
Quest Diagnostics, Inc.	3,014,088	226,568,995
UnitedHealth Group, Inc.	1,965,251	258,784,252

		1,074,242,404
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	1,308,052	165,455,498
Household Products — 1.6%
Procter & Gamble Co.	4,336,126	347,410,415
Industrial Conglomerates — 3.6%
3M Co.	551,396	92,292,662
General Electric Co.	22,368,425	687,829,069

		780,121,731
Insurance — 5.1%
Allstate Corp.	1,563,920	101,732,996
American International Group, Inc.	5,166,073	288,370,195
MetLife, Inc.	5,486,557	247,443,721
Prudential Financial, Inc.	3,340,845	259,383,206
Travelers Cos., Inc.	1,842,469	202,487,343

		1,099,417,461
Media — 1.5%
Comcast Corp., Class A	5,288,207	321,311,457
Multi-Utilities — 2.8%
CMS Energy Corp.	3,258,730	132,565,136
Dominion Resources, Inc.	3,137,610	224,244,987
Public Service Enterprise Group, Inc.	2,912,050	134,332,867

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Common Stocks	Shares	Value
Multi-Utilities (continued)
WEC Energy Group, Inc.	1,903,172	$110,783,642

		601,926,632
Multiline Retail — 2.0%
Dollar General Corp.	5,279,640	432,455,312
Oil, Gas & Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	1,090,730	57,546,915
Chevron Corp.	4,590,385	469,045,539
ConocoPhillips	1,548,464	74,001,095
Exxon Mobil Corp.	5,560,027	491,506,387
Hess Corp.	2,453,370	146,269,919
Marathon Petroleum Corp.	3,736,688	146,029,767
Occidental Petroleum Corp.	3,797,349	291,066,801
Pioneer Natural Resources Co.	1,223,920	203,293,112
Spectra Energy Corp.	2,577,906	80,611,121
TOTAL SA — ADR	6,104,686	309,812,814

		2,269,183,470
Paper & Forest Products — 0.5%
International Paper Co.	2,374,690	102,752,836
Pharmaceuticals — 8.1%
AstraZeneca PLC	2,919,620	167,506,189
Bristol-Myers Squibb Co.	1,264,258	91,254,142
Johnson & Johnson	3,094,922	346,878,858
Merck & Co., Inc.	7,753,160	425,183,294
Pfizer, Inc.	21,762,987	711,867,305

		1,742,689,788
Professional Services — 0.5%
Nielsen Holdings PLC	2,174,578	113,382,497
Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	2,943,402	94,542,072
Road & Rail — 0.6%
Union Pacific Corp.	1,391,939	121,418,839
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	15,913,425	481,858,509
NVIDIA Corp.	1,904,230	67,657,292

		549,515,801
Software — 3.5%
Microsoft Corp.	8,381,123	417,966,604
Oracle Corp.	8,368,530	333,569,606

		751,536,210

Common Stocks	Shares	Value
Specialty Retail — 3.0%
Gap, Inc.	6,955,120	$161,219,682
Home Depot, Inc.	3,537,104	473,582,854

		634,802,536
Technology Hardware, Storage & Peripherals — 1.4%
Lenovo Group Ltd.	113,094,000	89,467,678
Samsung Electronics Co. Ltd.	192,310	209,585,332

		299,053,010
Tobacco — 1.7%
Altria Group, Inc.	2,012,057	126,176,094
Philip Morris International, Inc.	1,169,650	114,766,058
Reynolds American, Inc.	2,667,338	132,299,965

		373,242,117
Water Utilities — 0.6%
American Water Works Co., Inc.	1,816,554	132,172,469
Wireless Telecommunication Services — 0.4%
SK Telecom Co. Ltd.	459,580	83,459,317
Total Long-Term Investments (Cost — $14,774,361,169) — 96.2%		20,622,664,304

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	827,809,544	827,809,544

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (b)(c)(d)	$37,896	37,895,640
Total Short-Term Securities (Cost — $865,705,184) — 4.0%		865,705,184
Total Investments (Cost — $15,640,066,353*) — 100.2%		21,488,369,488
Liabilities in Excess of Other Assets — (0.2)%		(52,593,217)

Net Assets — 100.0%		$21,435,776,271

*	As period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,659,067,258

Gross unrealized appreciation	$6,147,605,788
Gross unrealized depreciation	(318,303,558)

Net unrealized appreciation	$5,829,302,230

2	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity	Shares/Beneficial Interest Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	870,929,449	(43,119,905)	827,809,544	$1,369,880
BlackRock Liquidity Series, LLC, Money Market Series	—	$37,895,640	$37,895,640	342,179	[1]
Total			865,705,184	$1,712,059

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$1,369,032,562	—	—	$1,369,032,562
Air Freight & Logistics	214,742,276	—	—	214,742,276
Banks	3,104,104,095	—	—	3,104,104,095
Beverages	271,861,498	$152,231,525	—	424,093,023
Biotechnology	45,511,551	—	—	45,511,551
Capital Markets	551,868,059	—	—	551,868,059
Chemicals	633,530,774	—	—	633,530,774
Communications Equipment	419,565,871	—	—	419,565,871
Consumer Finance	63,284,092	—	—	63,284,092
Diversified Financial Services	182,530,779	—	—	182,530,779
Diversified Telecommunication Services	391,440,791	—	—	391,440,791
Electric Utilities	392,987,543	—	—	392,987,543
Electrical Equipment	57,307,910	—	—	57,307,910
Energy Equipment & Services	100,281,754	—	—	100,281,754

4	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

Food & Staples Retailing	278,232,853	—	—	278,232,853
Food Products	160,177,167	—	—	160,177,167
Health Care Equipment & Supplies	143,881,332	—	—	143,881,332
Health Care Providers & Services	1,074,242,404	—	—	1,074,242,404
Hotels, Restaurants & Leisure	165,455,498	—	—	165,455,498
Household Products	347,410,415	—	—	347,410,415
Industrial Conglomerates	780,121,731	—	—	780,121,731
Insurance	1,099,417,461	—	—	1,099,417,461
Media	321,311,457	—	—	321,311,457
Multi-Utilities	601,926,632	—	—	601,926,632
Multiline Retail	432,455,312	—	—	432,455,312
Oil, Gas & Consumable Fuels	2,269,183,470	—	—	2,269,183,470
Paper & Forest Products	102,752,836	—	—	102,752,836
Pharmaceuticals	1,575,183,599	167,506,189	—	1,742,689,788
Professional Services	113,382,497	—	—	113,382,497
Real Estate Investment Trusts (REITs)	94,542,072	—	—	94,542,072
Road & Rail	121,418,839	—	—	121,418,839
Semiconductors & Semiconductor Equipment	549,515,801	—	—	549,515,801
Software	751,536,210	—	—	751,536,210
Specialty Retail	634,802,536	—	—	634,802,536
Technology Hardware, Storage & Peripherals	—	299,053,010	—	299,053,010
Tobacco	373,242,117	—	—	373,242,117
Water Utilities	132,172,469	—	—	132,172,469
Wireless Telecommunication Services	—	83,459,317	—	83,459,317
Short-Term Securities	827,809,544	37,895,640	—	865,705,184

Total	$20,748,223,807	$740,145,681	—	$21,488,369,488

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,657	—	—	$1,657
Liabilities:
Collateral on securities loaned at value	—	$(37,895,640)	—	(37,895,640)

Total	$1,657	$(37,895,640)	—	$(37,893,983)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Fund

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Fund

Date: June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Equity Dividend Fund

Date: June 22, 2016